CONDENSED INTERIM CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - 6 months ended Jun. 30, 2023 - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Unearned compensation [Member]	Accumulated other comprehensive loss [Member]	Foreign currency translation adjustments [Member]	Accumulated profit (deficit) [Member]	Treasury stock [Member]	Comprehensive income [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2022	$ 440,150	$ 1,384,398	$ 174,121	$ (2,040)	$ (45,497)	$ (50,879)	$ (9,072)		$ (2,640)	$ 1,888,541
BALANCE, SHARES at Dec. 31, 2022	110,041
Proceeds from an investment in a subsidiary									1,960	1,960
Exercise of options and RSUs	$ 697	(697)								0
Exercise of options and RSUs, shares	169
Employee stock-based compensation			13,495							13,495
Other comprehensive income:
Profit						122,592		$ 122,592	7,482	130,074
Foreign currency translation adjustments					(12,818)			(12,818)	(7,605)	(20,423)
Change in employees plan assets and benefit obligations				185				185		185
Unrealized loss on derivatives				(2,727)				(2,727)		(2,727)
Comprehensive income								$ 107,232		107,232
BALANCE at Jun. 30, 2023	$ 440,847	$ 1,383,701	$ 187,616	$ (4,582)	$ (58,315)	$ 71,713	$ (9,072)		$ (803)	$ 2,011,105
BALANCE, SHARES at Jun. 30, 2023	110,210
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF JUNE 30, 2023 at Jun. 30, 2023	110,123